Other Non-Current Assets	12 Months Ended
Dec. 31, 2024
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS
11.	OTHER NON-CURRENT ASSETS

Other non-current assets consist of pledged long-term receivable pledged to secure the other borrowing from Far Eastern Lease Co., Ltd which was fully settled during the year.